Investments - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Investments beginning balance	$ 302,897	$ 170,645
Acquisition of investments	2,464	17,417
Sale of investments	(13,598)	(19,901)
Other (expense) income - continuing operations	(31,249)	136,472
Change in fair value gain to profit and (loss)	(39,628)	134,736
Investments ending balance	252,135	302,897
Equity Instruments
Statement [Line Items]
Investments beginning balance	10,517	8,109
Acquisition of investments	977	2,417
Sale of investments	0	0
Investments ending balance	6,560	10,517
Investment in Associates
Statement [Line Items]
Investments beginning balance	0	0
Acquisition of investments	1,487
Investments ending balance	1,487	0
Physical Uranium
Statement [Line Items]
Investments beginning balance	276,815	162,536
Acquisition of investments	0	0
Sale of investments	(13,598)	(19,901)
Change in fair value gain to profit and (loss)	(32,129)	134,180
Investments ending balance	231,088	276,815
Convertible Debentures
Statement [Line Items]
Investments beginning balance	15,565	0
Acquisition of investments	0	15,000
Sale of investments	0	0
Change in fair value gain to profit and (loss)	(2,565)	565
Investments ending balance	13,000	15,565
Investments-equity instruments
Statement [Line Items]
Other (expense) income - continuing operations	(4,934)	(9)
Investments-equity instruments | Equity Instruments
Statement [Line Items]
Other (expense) income - continuing operations	$ (4,934)	$ (9)